Inventories	6 Months Ended
Dec. 31, 2022
Inventories
Inventories

19         Inventories

	31 December	30 June	31 December
	2022	2022	2021
	£’000	£’000	£’000
Finished goods	3,272	2,200	2,876

The cost of inventories recognized as an expense and included in operating expenses for the six months ended 31 December 2022 amounted to £7,042,000 (year ended 30 June 2022: £11,345,000; six months ended 31 December 2021: £7,263,000).